Other financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedge accounting
Total cash flow hedge accounting	$ (5,150)	$ (872)	$ 732
Reserve In O C I [Member]
Cash flow hedge accounting
Concentrate sales	(6,481)
Mismatches of quotational periods	1,331
Total cash flow hedge accounting	(5,150)
Reclassified From O C I To P L [Member]
Cash flow hedge accounting
Concentrate sales
Mismatches of quotational periods	(2,005)
Total cash flow hedge accounting	(2,005)
Ineffectiveness In Other Income And Expenses [Member]
Cash flow hedge accounting
Concentrate sales
Mismatches of quotational periods	201
Total cash flow hedge accounting	$ 201